Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2023	2022

Accounts payable, accrued expenses and other items	11,987	11,206
Accrued interest payable	5,299	2,319
ACL on off-balance sheet items	460	381
Cash collateral	6,406	5,042
Credit card loyalty rewards	1,432	441
Current tax liabilities	44	425
Deferred tax liabilities (Note 22)	16	102
Insurance-related liabilities	12,340	11,201
Lease liabilities	3,506	2,835
Liabilities of subsidiaries	18,120	7,494
Other employee future benefits liability (Note 21)	823	832
Payable to brokers, dealers and clients	2,436	2,966
Pension liability (Note 21)	179	88
Total	63,048	45,332

Summary of Fair Value Changes in Investment Securities
The following table presents the fair value and changes in fair value in our investment contract liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)
As at October 31, 2023	708	1,397	(13)	(15)	8
As at October 31, 2022	770	1,459	(114)	94	22

Summary of Reconciliation of the Change in Insurance Related Liabilities
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2023	2022
Insurance-related liabilities, beginning of year	11,201	12,845
Increase (decrease) in life insurance policy benefit liabilities from:
New business	1,424	354
In-force policies	(261)	(1,938)
Changes in actuarial assumptions and methodology	(21)	201
Foreign currency	–	3
Net increase (decrease) in life insurance policy benefit liabilities	1,142	(1,380)
Change in other insurance-related liabilities	(3)	(264)
Insurance-related liabilities, end of year	12,340	11,201

Summary of Reinsurance Premiums Ceded
Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue
, insurance revenue (loss), in our Consolidated Statement of Income for the years ended October 31, 2023 and 2022, as shown in the table below:

(Canadian $ in millions)	2023	2022
Direct premium income	2,879	1,623
Ceded premiums	(646)	(399)
	2,233	1,224